ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure Accounts Payable and Accured Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
26. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Brookfield Renewable’s accounts payable and accrued liabilities as at December 31 are as follows:

(MILLIONS)	2019	2018
Operating accrued liabilities	$309	$324
Accounts payable	152	117
Interest payable on borrowings	105	122
LP unitholders’ distributions, preferred limited partnership unit distributions and preferred dividends payable(1)	33	30
Current portion of lease liabilities	21	—
Other	67	53

	$687	$646

(1)	Includes amounts payable only to external LP unitholders. Amounts payable to Brookfield are included in due to related parties.